United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/2010

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     7/29/2010
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 99
Form 13F Information Table Entry Total: 186552
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5508    69730 SH       Sole                                   69730
                                                                71      900 SH       Defined 01                               900
A F L A C Inc.                 COM              001055102     4160    97504 SH       Sole                                   97504
Abbott Laboratories            COM              002824100      194     4151 SH       Sole                                    4151
                                                                51     1090 SH       Defined 01                              1090
Adobe Systems                  COM              00724F101      909    34375 SH       Sole                                   34375
Alberto Culver                 COM              013068101      541    19979 SH       Sole                                   19979
American Express Company       COM              025816109     1032    25983 SH       Sole                                   25983
Apache Corporation             COM              037411105     1214    14418 SH       Sole                                   14418
Aqua America                   COM              03836w103      290    16406 SH       Sole                                   16406
Artesian Resources Corp.  Clas COM              043113208     1024    55466 SH       Sole                                   55466
Automatic Data Processing      COM              053015103     4775   118596 SH       Sole                                  118596
Berkshire Hathaway Class B     COM              084670207     2509    31490 SH       Sole                                   31490
Best Buy Company, Inc.         COM              086516101     1096    32370 SH       Sole                                   32370
Boeing Co.                     COM              097023105     5530    88126 SH       Sole                                   88126
                                                                 9      150 SH       Defined 01                               150
Bristol Myers Squibb Co.       COM              110122108      343    13761 SH       Sole                                   13761
                                                                76     3050 SH       Defined 01                              3050
Church and Dwight Company Inc. COM              171340102      275     4390 SH       Sole                                    4390
Colgate Palmolive              COM              194162103     3591    45595 SH       Sole                                   45595
ConocoPhillips                 COM              20825C104      826    16836 SH       Sole                                   16836
                                                                47      950 SH       Defined 01                               950
Cooper Industries PLC F        COM              G24140108     3962    90039 SH       Sole                                   90039
Diageo PLC                     COM              25243Q205     3397    54141 SH       Sole                                   54141
                                                                58      930 SH       Defined 01                               930
Disney Co.                     COM              254687106     4818   152957 SH       Sole                                  152957
                                                                61     1930 SH       Defined 01                              1930
Dow Chemical Co                COM              260543103      469    19790 SH       Sole                                   19790
DuPont                         COM              263534109     4732   136809 SH       Sole                                  136809
                                                                 9      260 SH       Defined 01                               260
EMC Corp                       COM              268648102     2269   124013 SH       Sole                                  124013
Exponent Inc                   COM              30214u102      893    27280 SH       Sole                                   27280
Exxon Mobil Corp.              COM              30231g102     5766   101039 SH       Sole                                  101039
FMC Technologies Inc           COM              30249u101     1722    32707 SH       Sole                                   32707
Federal National Mortgage Asso COM              313586109        3    10000 SH       Sole                                   10000
Fedex Corporation              COM              31428X106     4909    70021 SH       Sole                                   70021
Fortune Brands Inc.            COM              349631101     1384    35334 SH       Sole                                   35334
Freddie Mac                    COM              313400301        4    10000 SH       Sole                                   10000
General Electric Co.           COM              369604103     3603   249855 SH       Sole                                  249855
                                                                 5      350 SH       Defined 01                               350
Glaxo Smithkline PLC ADR       COM              37733W105     3080    90572 SH       Sole                                   90572
                                                                47     1390 SH       Defined 01                              1390
H.J. Heinz Co.                 COM              423074103     2505    57962 SH       Sole                                   57962
                                                                 8      190 SH       Defined 01                               190
Harley Davidson                COM              412822108      258    11620 SH       Sole                                   11620
Hershey Company                COM              427866108      366     7641 SH       Sole                                    7641
Hewlett Packard                COM              428236103      182     4200 SH       Sole                                    4200
                                                                53     1235 SH       Defined 01                              1235
Home Depot, Inc.               COM              437076102     3997   142405 SH       Sole                                  142405
Illinois Tool Works Inc        COM              452308109     1756    42541 SH       Sole                                   42541
International Business Machine COM              459200101     7408    59992 SH       Sole                                   59992
J P Morgan Chase & Co.         COM              46625h100     4598   125593 SH       Sole                                  125593
                                                                53     1460 SH       Defined 01                              1460
Johnson & Johnson, Inc.        COM              478160104     7038   119160 SH       Sole                                  119160
                                                                62     1050 SH       Defined 01                              1050
Kimberly Clarke Corp           COM              494368103      540     8913 SH       Sole                                    8913
                                                                70     1150 SH       Defined 01                              1150
Laboratory Corp Amer Hldg      COM              50540R409     2361    31340 SH       Sole                                   31340
Limited Brands Inc.            COM              532716107      375    16970 SH       Sole                                   16970
Logitech Intl S A New F        COM              h50430232      259    19325 SH       Sole                                   19325
Mc Donalds Corp.               COM              580135101     4116    62488 SH       Sole                                   62488
McAfee, Inc                    COM              579064106     1047    34080 SH       Sole                                   34080
McCormick & Co.                COM              579780206     4240   111697 SH       Sole                                  111697
Medtronic Inc.                 COM              585055106     2034    56086 SH       Sole                                   56086
Merck & Company Inc. New       COM              589331107      655    18730 SH       Sole                                   18730
Microsoft                      COM              594918104     6013   261318 SH       Sole                                  261318
                                                                 3      110 SH       Defined 01                               110
Nordson                        COM              655663102      520     9275 SH       Sole                                    9275
Pepsico Inc                    COM              713448108     5185    85076 SH       Sole                                   85076
Pfizer                         COM              717081103     1260    88369 SH       Sole                                   88369
Pinnacle West Capital Corp     COM              723484101      821    22579 SH       Sole                                   22579
Procter & Gamble               COM              742718109     3990    66524 SH       Sole                                   66524
Progressive Corp               COM              743315103     1106    59081 SH       Sole                                   59081
RPM Inc.                       COM              749685103     5302   297193 SH       Sole                                  297193
Resmed Inc.                    COM              761152107      635    10440 SH       Sole                                   10440
Reynolds American Inc.         COM              761713106      628    12041 SH       Sole                                   12041
Shaw Group Inc                 COM              820280105     2194    64120 SH       Sole                                   64120
South Jersey Industries        COM              838518108     3269    76100 SH       Sole                                   76100
Southern Company               COM              842587107     5564   167177 SH       Sole                                  167177
Stryker Corp.                  COM              863667101     2754    55020 SH       Sole                                   55020
Tiffany & Co.                  COM              886547108      610    16090 SH       Sole                                   16090
UGI Corp                       COM              902681105     1558    61235 SH       Sole                                   61235
Under Armour Inc. Class A      COM              904311107     1418    42795 SH       Sole                                   42795
Unitedhealth Group Inc.        COM              91324P102      500    17610 SH       Sole                                   17610
Valley National Bancorp        COM              919794107     2709   198868 SH       Sole                                  198868
Verizon Communications         COM              92343v104     4007   142997 SH       Sole                                  142997
                                                                54     1930 SH       Defined 01                              1930
Viacom Class B                 COM              92553p201      234     7455 SH       Sole                                    7455
Wal Mart                       COM              931142103     1036    21557 SH       Sole                                   21557
UMH Properties Inc.            COM              903002103      597    59265 SH       Sole                                   59265
Washington Real Estate Investm COM              939653101     3818   138379 SH       Sole                                  138379
IShares Barclays Tips Bond Fun 1-3 YR TRS Bd    464287176     4241    39668 SH       Sole                                   39668
Vanguard Bd Ind Fd Intermediat 1-3 YR TRS Bd    921937819     1191    14225 SH       Sole                                   14225
Vanguard Bd Index Fd Short Ter 1-3 YR TRS Bd    921937827      772     9525 SH       Sole                                    9525
IShares MSCI South Korea Index STK IDX          464286772      272     6085 SH       Sole                                    6085
IShares S&P US Preferred Stock STK IDX          464288687     4482   120926 SH       Sole                                  120926
Ishares MSCI Australia Index   STK IDX          464286103      264    13914 SH       Sole                                   13914
Ishares MSCI Brazil Index Free STK IDX          464286400      281     4548 SH       Sole                                    4548
Ishares MSCI Canada Index Fund STK IDX          464286509      206     8297 SH       Sole                                    8297